Stock Option Compensation - Schedule of Fair Value of Award Granted Using Black-Scholes Option Pricing Model (Detail) (Stock Options [Member])	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	1.60%
Risk-free interest rate, maximum	1.80%
Volatility, minimum	43.00%
Volatility, maximum	59.00%
Dividend rate	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	5 years 9 months 18 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	6 years 1 month 6 days